United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended June 30, 2001

Check here if Amendment [  ];
Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		Apex Capital, LLC
Address:  	Pine Grove
		4 Orinda Way, Suite 240-B
		Orinda, CA  94563

13F File Number:  28-6260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sanford J. Colen
Title:		Manager & Principal
Phone:		925-253-1800
Signature, Place, and Date of Signing:

Sanford J. Colen,	Orinda, CA	August 10, 2001

Report Type (Check only one.):

[x]	13F Holdings Report.
[  ]	13F Notice.
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	109

Form 13F Information Table Value Total (x $1000):   $324,236.00

List of Other Included Mangers:

No.	13F File Number	Name:
01	28-6260		Apex Capital, LLC

Item 1:				Item 2:		Item 3:	 	Item 4: 	 Item 5: 	Item 6:		Item 7:		Item 8:
Name of Issuer			Title of Class	CUSIP	 	Value	 	 Shares /	Investment	Other	 Voting Authority (Shrs)
								(x $1000) 	 Prn Amt 	Discretion	Mangers		Shared

ABERCROMBIE & FITCH CO-CL A	common stock	2896207	 	 $4,007 	90,000		other		1		90,000
ACTUATE CORPORATION		common stock	00508B102	 $1,791 	187,500		other		1		187,500
ADVANCED DIGITAL INFO CORP	common stock	7525108	 	 $1,903 	110,000		other		1		110,000
AGILE SOFTWARE CORP /DE		common stock	00846X105	 $850 		50,000		other		1		50,000
AGILENT TECHNOLOGIES INC	common stock	00846U101	 $3,445 	106,000		other		1		106,000
ALASKA COMM SYSTEMS GROUP	common stock	01167P101	 $1,373 	150,000		other		1		150,000
AMERADA HESS CORP		common stock	23551104	 $792 		9,800		other		1		9,800
AMERICAN EAGLE OUTFITTERS	common stock	02553E106	 $2,907 	82,500		other		1		82,500
AMERICAN EXPRESS COMPANY	common stock	25816109	 $4,850 	125,000		other		1		125,000
AMERICREDIT CORP		common stock	03060R101	 $30,651 	590,000		other		1		590,000
ANGLOGOLD LIMITED-SPON ADR	common stock	35128206	 $1,612 	90,000		other		1		90,000
ART TECHNOLOGY GROUP INC	common stock	04289L107	 $928 		160,000		other		1		160,000
ASCENTIAL SOFTWARE CORP		common stock	04362P108	 $1,168 	200,000		other		1		200,000
AT HOME CORP -SER A		common stock	45919107	 $1,585 	740,600		other		1		740,600
AVIGEN INC			common stock	53690103	 $9,021 	419,598		other		1		419,598
BANK OF AMERICA CORP		common stock	60505104	 $4,202 	70,000		other		1		70,000
BIOMARIN PHARMACEUTICAL INC	common stock	09061G101	 $279 		21,100		other		1		21,100
BROADWING INC			common stock	111620100	 $8,369 	342,300		other		1		342,300
CELESTICA INC			common stock	15101Q108	 $2,060 	40,000		other		1		40,000
CHILDREN'S PLACE		common stock	168905107	 $938 		35,000		other		1		35,000
CITIGROUP INC			common stock	172967101	 $7,926 	150,000		other		1		150,000
COCA-COLA COMPANY		common stock	191216100	 $1,125 	25,000		other		1		25,000
CORNING INC			common stock	219350105	 $1,253 	75,000		other		1		75,000
COUNTRYWIDE CREDIT IND INC	common stock	222372104	 $6,620 	144,300		other		1		144,300
CUTTER & BUCK INC		common stock	232217109	 $424 		80,000		other		1		80,000
DOUBLECLICK INC			common stock	258609304	 $1,256 	90,000		other		1		90,000
EL PASO CORPORATION		common stock	28336L109	 $4,872 	92,738		other		1		92,738
ENGELHARD CORP			common stock	292845104	 $6,254 	242,500		other		1		242,500
EXE TECHNOLOGIES INC		common stock	301504106	 $1,201 	205,000		other		1		205,000
EXTENSITY INC			common stock	302255104	 $1,869 	185,000		other		1		185,000
FEDERATED INVESTORS INC-CL B	common stock	314211103	 $1,288 	40,000		other		1		40,000
FRANKLIN RESOURCES INC		common stock	354613101	 $1,602 	35,000		other		1		35,000
GARMIN LTD			common stock	2695620	 	 $3,770 	165,000		other		1		165,000
GOLDEN WEST FINANCIAL CORP	common stock	381317106	 $1,606 	25,000		other		1		25,000
H.B. FULLER CO.			common stock	359694106	 $1,497 	30,000		other		1		30,000
HEALTHEXTRAS INC		common stock	422211102	 $3,318 	350,000		other		1		350,000
HOT TOPIC INC			common stock	441339108	 $2,799 	90,000		other		1		90,000
IGEN INTERNATIONAL INC		common stock	449536101	 $10,301 	396,185		other		1		396,185
INTERLINK ELECTRONICS INC	common stock	458751104	 $1,266 	156,050		other		1		156,050
INTERMUNE INC			common stock	45884X103	 $4,363 	122,500		other		1		122,500
INTIMATE BRANDS INC		common stock	461156101	 $2,758 	183,000		other		1		183,000
IONA TECHNOLOGIES PLC-ADR	common stock	46206P109	 $2,310 	60,000		other		1		60,000
JOHN HANCOCK FINANCIAL SRVCS	common stock	41014S106	 $4,026 	100,000		other		1		100,000
JONES APPAREL GROUP INC		common stock	480074103	 $6,134 	142,000		other		1		142,000
JP MORGAN CHASE & CO		common stock	46625H100	 $6,671 	150,000		other		1		150,000
KANA SOFTWARE INC		common stock	483600102	 $1,673 	820,000		other		1		820,000
KENNETH COLE PRODUCTIONS-A	common stock	193294105	 $3,224 	160,000		other		1		160,000
KEYCORP				common stock	493267108	 $1,824 	70,000		other		1		70,000
KEYNOTE SYSTEMS INC		common stock	493308100	 $2,190 	200,000		other		1		200,000
K-SWISS INC  -CL A		common stock	482686102	 $965 		40,000		other		1		40,000
LIMITED INC			common stock	532716107	 $2,726 	165,000		other		1		165,000
MAXYGEN INC			common stock	577776107	 $1,106 	57,000		other		1		57,000
MCDATA CORPORATION-A		common stock	580031201	 $1,316 	75,000		other		1		75,000
METROMEDIA FIBER NETWORK-A	common stock	591689104	 $404 		197,800		other		1		197,800
MILLENNIUM PHARMACEUTICALS	common stock	599902103	 $2,313 	65,000		other		1		65,000
MINERALS TECHNOLOGIES INC	common stock	603158106	 $1,717 	40,000		other		1		40,000
MORGAN ST DEAN WITTER & CO	common stock	617446448	 $5,460 	85,000		other		1		85,000
NAUTICA ENTERPRISES INC		common stock	639089101	 $3,065 	150,000		other		1		150,000
NAVIGANT CONSULTING CO		common stock	63935N107	 $845 		103,100		other		1		103,100
NEWMONT MINING CORP		common stock	651639106	 $1,861 	100,000		other		1		100,000
NEXMED INC			common stock	652903105	 $261 		60,500		other		1		60,500
NTL INCORPORATED		common stock	629407107	 $7,278 	604,012		other		1		604,012
OCEAN ENERGY INC		common stock	67481E106	 $5,462 	313,000		other		1		313,000
ON SEMICONDUCTOR CORPORATION	common stock	682189105	 $683 		150,000		other		1		150,000
ORATEC INTERVENTIONS INC	common stock	68554M108	 $2,457 	265,000		other		1		265,000
PEROT SYSTEMS CORP -CL A	common stock	714265105	 $1,810 	100,000		other		1		100,000
PHOENIX COMPANIES INC		common stock	652903105	 $279 		15,000		other		1		15,000
PHOTOMEDEX INC			common stock	719358103	 $528 		100,000		other		1		100,000
PLACER DOME INC			common stock	725906101	 $980 		100,000		other		1		100,000
POLO RALPH LAUREN CORP		common stock	731572103	 $5,857 	227,000		other		1		227,000
QUIKSILVER INC			common stock	74838C106	 $7,550 	302,000		other		1		302,000
REMEC INC			common stock	759543101	 $1,544 	124,500		other		1		124,500
RESTORATION HARDWARE INC	common stock	760981100	 $3,801 	700,000		other		1		700,000
ROSLYN BANCORP INC		common stock	778162107	 $1,118 	42,500		other		1		42,500
SANGAMO BIOSCIENCES INC		common stock	800677106	 $329 		22,500		other		1		22,500
SEPRACOR INC			common stock	817315104	 $3,558 	89,400		other		1		89,400
SKECHERS USA INC -CL A		common stock	830566105	 $1,754 	60,000		other		1		60,000
SOUTHWEST AIRLINES		common stock	844741108	 $4,623 	250,000		other		1		250,000
STAMPS.COM INC			common stock	852857101	 $1,369 	365,000		other		1		365,000
STEVEN MADDEN LTD		common stock	556269108	 $201 		11,000		other		1		11,000
STONE ENERGY CORP		common stock	861642106	 $4,271 	96,400		other		1		96,400
SUPERIOR INDUSTRIES INTL	common stock	868168105	 $575 		15,000		other		1		15,000
SUPPORT.COM INC			common stock	868587106	 $1,793 	278,000		other		1		278,000
TALBOTS INC			common stock	874161102	 $7,875 	180,000		other		1		180,000
TALBOTS INC			common stock	874161102	 $6,717 	170,000		other		1		170,000
TEEKAY SHIPPING CORP		common stock	2933795	 	 $3,402 	85,000		other		1		85,000
THE GAP INC			common stock	364760108	 $1,015 	35,000		other		1		35,000
TIFFANY & CO			common stock	886547108	 $362 		10,000		other		1		10,000
TJX COMPANIES INC		common stock	872540109	 $797 		25,000		other		1		25,000
TOMMY HILFIGER CORP		common stock	2896241	 	 $959 		68,500		other		1		68,500
TORCHMARK CORP			common stock	891027104	 $1,608 	40,000		other		1		40,000
TRW INC				common stock	872649108	 $2,050 	50,000		other		1		50,000
TUMBLEWEED COMMUNICATIONS CP	common stock	899690101	 $1,251 	330,000		other		1		330,000
ULTRA PETROLEUM CORP		common stock	903914109	 $574 		119,500		other		1		119,500
UNITED RETAIL GROUP INC		common stock	911380103	 $1,748 	230,000		other		1		230,000
USA NETWORKS INC		common stock	902984103	 $5,320 	190,000		other		1		190,000
USX-MARATHON GROUP		common stock	902905827	 $1,180 	40,000		other		1		40,000
VALERO ENERGY CORP		common stock	91913Y100	 $4,414 	120,000		other		1		120,000
VENTIV HEALTH INC		common stock	922793104	 $1,651 	80,000		other		1		80,000
VIGNETTE CORPORATION		common stock	926734104	 $1,863 	210,000		other		1		210,000
VIRAGE INC			common stock	92763Q106	 $1,104 	320,000		other		1		320,000
WEBEX COMMUNICATIONS INC	common stock	94767L109	 $2,399 	90,000		other		1		90,000
WELLS FARGO & COMPANY		common stock	949746101	 $3,482 	75,000		other		1		75,000
WESTCOAST HOSPITALITY CORP	common stock	95750P106	 $1,569 	210,000		other		1		210,000
WET SEAL INC  -CL A		common stock	961840105	 $4,015 	116,000		other		1		116,000
WHOLE FOODS MARKET INC		common stock	966837106	 $3,848 	142,000		other		1		142,000
WILSONS THE LEATHER EXPERTS	common stock	972463103	 $2,597 	140,000		other		1		140,000
WJ COMMUNICATIONS INC		common stock	929284107	 $2,790 	600,000		other		1		600,000
XL CAPITAL LTD -CLASS A		common stock	2283401	 	 $1,642 	20,000		other		1		20,000

Total								 $324,236




